Jul. 28, 2025
Schwab Ariel Opportunities ETF
Investment Objective
The fund seeks long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.59
Other expenses	None
Total annual fund operating expenses	0.59

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expenses on a $10,000 Investment
Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years
$60	$189	$329	$738

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies
The fund invests primarily in exchange-traded equity securities of U.S. small- and mid-capitalization companies which are companies with capitalizations within the range of the Russell 2500™ Index, as measured at the time of purchase; however, the fund may invest in exchange-traded securities of companies outside the stated range.
In selecting securities, the fund’s subadviser seeks to invest in companies that it believes exhibit attributes that will result in capital appreciation including: high barriers to entry, enduring competitive advantage, predictable fundamentals that allow for the potential for double-digit earnings growth (at time of initial purchase), skilled management teams, and solid financials. In addition, the fund’s subadviser generally seeks to invest in companies that are trading at a low valuation relative to potential earnings and/or a low valuation relative to intrinsic value.
In addition, during unusual economic or market conditions or for liquidity purposes, the fund may take temporary defensive positions, whether managed by the investment adviser or subadviser, that are inconsistent with the fund’s principal investment strategy. When the fund engages in such activities, it may not achieve its investment objective.
The fund also may lend portfolio securities to earn additional income. Any income realized through securities lending may help fund performance.
The fund is an actively managed, non-transparent exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. In lieu of publishing its portfolio contents (Actual Portfolio) daily, the fund publishes a proxy portfolio (Proxy Portfolio) each day on its website. The fund’s Proxy Portfolio is designed to closely track the daily performance of the fund but is not the fund’s Actual Portfolio. The fund will also publish certain related information about the Proxy Portfolio and the Actual Portfolio on its website daily. There is no minimum overlap required between the Actual Portfolio and the Proxy Portfolio.

Performance
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices. The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Russell 2500TM Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see
www.schwabassetmanagement.com/prospectus.

Annual Total Returns (%) as of 12/31

Best Quarter: 14.82% Q4 2023 Worst Quarter: (15.89%) Q2 2022 Year-to-date performance (before taxes) as of 6/30/25: (4.12%)
Average Annual Total Returns as of 12/31/24
Average Annual Total Returns as of 12/31/24
	1 Year	Since Inception (11/16/21)
Before taxes	16.03%	3.00%
After taxes on distributions	15.89%	2.86%
After taxes on distributions and sale of shares	9.57%	2.28%
Comparative Indices (reflects no deduction for fees, expenses, or taxes)
S&P 500® Index	25.02%	9.24%
Russell 2500™ Index	12.00%	0.85%

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.